Financial Assets and Financial Liabilities Carried At Fair Value Excluding Liabilities Subjected to Compromise (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets, Carrying amount
Cash equivalents	R$ 4,097,838	R$ 6,585,184
Short-term investments	238,962	136,286
Liabilities, Carrying amount
Trade payables	8,818,870	5,170,970
Tax refinancing program	553,206	888,777
Fair Value
Assets, Carrying amount
Available-for-sale financial asset	1,843,778	1,965,972
Assets, Fair value
Cash and banks	287,491	277,500
Cash equivalents	4,097,838	6,585,184
Short-term investments	238,962	136,286
Accounts receivable	6,516,555	7,367,442
Available-for-sale financial asset	1,843,778	1,965,972
Dividends receivable	2,566,935	2,012,146
Liabilities, Carrying amount
Public debentures	3,103,106
Liabilities, Fair value
Trade payables	8,818,870	5,170,970
Borrowings and financing	7,140,960	54,251
Public debentures	3,103,106
Senior notes	6,937,764
Dividends and interest on capital	6,168	6,222
Licenses and concessions payable	85,619	20,910
Tax refinancing program	553,206	888,777
Carrying amount
Assets, Carrying amount
Cash and banks	287,491	277,500
Cash equivalents	4,097,838	6,585,184
Short-term investments	238,962	136,286
Accounts receivable	6,516,555	7,367,442
Available-for-sale financial asset	1,843,778	1,965,972
Dividends receivable	2,566,935	2,012,146
Assets, Fair value
Available-for-sale financial asset	1,843,778	1,965,972
Liabilities, Carrying amount
Trade payables	8,818,870	5,170,970
Borrowings and financing	7,140,960	54,251
Public debentures	3,103,106
Senior notes	6,205,840
Dividends and interest on capital	6,168	6,222
Licenses and concessions payable	85,619	20,910
Tax refinancing program	553,206	R$ 888,777
Liabilities, Fair value
Public debentures	R$ 3,103,106
Cash and Due from Banks
Fair Value Disclosures
Accounting measurement	Fair value
Cash and Cash Equivalents
Fair Value Disclosures
Accounting measurement	Fair value
Short-term Investments
Fair Value Disclosures
Accounting measurement	Fair value
Accounts Receivable
Fair Value Disclosures
Accounting measurement	Amortized cost
Available-for-sale Securities
Fair Value Disclosures
Accounting measurement	Fair value
Dividend Received
Fair Value Disclosures
Accounting measurement	Amortized cost
Accounts Payable
Fair Value Disclosures
Accounting measurement	Amortized cost
Borrowings
Fair Value Disclosures
Accounting measurement	Amortized cost
Dividends and Interest on Capital Payable
Fair Value Disclosures
Accounting measurement	Amortized cost
Licenses and Concessions Payable
Fair Value Disclosures
Accounting measurement	Amortized cost
Tax Refinancing Program Liabilities
Fair Value Disclosures
Accounting measurement	Amortized cost